CRYPTO CURRENCY TOKENS (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Crypto currency tokens	$ 2,700,000	$ 2,700,000	$ 0
Candela Tokens
Crypto currency tokens	2,700,000	2,250,000
CLA Tokens
Crypto currency tokens	$ 450,000	$ 450,000